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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   June 30, 2001
                                                --------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

June 30, 2001

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                  common     002893-10-5      289,000      17,000           X         1               17,000
Agnico Eagle Mines, Ltd            common     008474-10-8      228,800      17,600           X         1               17,600
Alliance Atlantis                  common     01853E-20-4      193,640       9,400           X         1                9,400
Alliance Forst. Prod.              common     01859J-10-8      147,600       9,000           X         1                9,000
Ampex Corp.                        common     032092-10-8       63,380     186,411      X              0     186411
Ballard Power Systems              common     05858H-10-4    2,029,272      28,200           X         1               28,200
Bell Canada Intl.                  common     077914-10-9      107,185       6,500           X         1                6,500
Biomira, Inc.                      common     09161R-10-6      163,800      15,600           X         1               15,600
Brookfield PPTYS                   common     112900-10-5      728,161      25,109           X         1               25,109
Budget Group, Inc.                 common     119003-10-1    3,145,630   1,310,679      X              0    1310679
Cameco                             common     13321L-10-8      551,870      17,300           X         1               17,300
Canadian 88 Energy                 common     13566G-50-9       93,825      41,700           X         1               41,700
Chieftan Interl, Inc.              common     16867C-10-1      219,000       5,000           X         1                5,000
Cognicase Inc.                     common     192423-10-1       41,000       7,500           X         1                7,500
Coinstar Inc.                      common     19259P-30-0          350       35000      X              0      35000
Cominco                            common     200435-10-5      372,400      13,300           X         1               13,300
Concord Comm.                      common     206186-10-8      499,293      55,477      X              0     55,477
Corel Corp.                        common     21868Q-10-9      101,200      23,000           X         1               23,000
Cott                               common     22163N-10-6      311,916      18,700           X         1               18,700
Cytex                              common     232946-10-3       72,054       3,126      X              0      3,126
Delta & Pine Land                  common     247357-10-6    4,191,389     219,905      X              0    219,905
Descartes Systems                  common     249906-10-8      421,192      15,200           X         1               15,200
Devon Energy Corp                  common     25179M103      8,124,218     154,747      X              0    154,747
Dia Met Minerals                   Cl B ML VTG25243K-30-7      166,440       7,600           X         1                7,600
Dorel Industries                   common     25822C-20-5      218,500       7,600           X         1                7,600
Echo Bay Mines                     common     278751-10-2       65,700      43,800           X         1               43,800
Evergreen Resources                common     299900-30-8   75,861,039   2,006,375      X              0  2,006,375
Extendicare Inc.                   common     30224T-87-1    1,283,040      19,800           X         1               19,800
Fahnestock Viner Hld               common     302921-10-1      118,950       3,000           X         1                3,000
Federated Dept Stores              common     31410H-10-1    1,510,742       35547      X              0     35,547
Federated Dept Stores              warrants cl31410H-12-7      130,162        8620      X              0      8,620
Four Seasons Hotels                sub vtg shs35100E10-4       613,485       7,306           X         1                7,306
Fusion Medical Tech                common     000361-28-1     95944.96       13036           X         2                13036
Glamis Gold, Ltd.                  common     376775-10-2       93,940      22,000           X         1               22,000
Golden State Vintners              common     38121K-20-8    2,667,310     658,695      X              0    658,695
Guidant Corp.                      common     401698-10-5       88,848       2,468      X              0      2,468
Hollinger                          common     43556c-60-6       37,950       3,000           X         1                3,000
Hummingbird Commun                 common     44544R-10-1      144,420       5,800           X         1                5,800
IMAX Corp.                         common     45245E-10-9       19,630       6,500           X         1                6,500
Informix Corp.                     common     456779-10-7        76614       25538           X         2                25538
Intertape Plymr Grp                common     460919-10-3      165,440       8,800           X         1                8,800
Intrawest Corp.                    common     460915-20-0      408,000      13,600           X         1               13,600
IPSCO Inc.                         common     462622-10-1      292,100      12,700      X              0     12,700
K-Swiss, Inc                       common     482686-10-2    4,830,000     200,000           X         1              200,000
Kinross Gold                       common     496902-10-7      120,064      93,800                     1               93,800
LTV Corp                           common     501921-10-0        8,176      62,413      X              0     62,413
Eli Lilly & Co.                    common     532457-10-8      103,896       1,404      X              0      1,404
LodgeNet Entertainment             common     540211-10-9      372,800      80,000      X              0     80,000
MDC Corporation                    common     55267W-30-9       69,000       5,100           X         1                5,100
Meridian Gold Inc.                 common     589975-10-1      275,616      23,200           X         1               23,200
Methanex                           common     59151K-10-8      299,406      35,900           X         1               35,900
Moore Corp, LTD                    common     615785-10-2      227,700      27,600           X         1               27,600
Nabors Industries, Inc.            common     629568-10-6   26,039,963     699,999      X              0    699,999
Ocean Energy, Inc.                 common     674812-20-1    1,745,000     100,000      X              0    100,000
Open Text Corp.                    common     683715-10-6      221,030       6,200           X         1                6,200
Pan American Silver                common     697900-10-8       66,120      11,600           X         1               11,600
Penny J. C.                        common     708160-10-6      102,801       9,453      X              0      9,453
Premdor Inc.                       common     74046P-10-5      149,330      13,700           X         1               13,700
PSC, Inc.                          common     69361E-10-7      260,007     422,500      X              0    422,500
QLT Phototherapeut                 common     746927-10-2      633,000      21,100           X         1               21,100
Quebecor Printing                  common     748203-10-6      374,115      14,700           X         1               14,700
Research In Motion                 common     760975-10-2      886,357      18,100           X         1               18,100
Rogers Comm.                       common     775109-20-0      151,380       5,800           X         1                5,800
Royal Group Tech                   common     779915-10-7      651,235      23,300           X         1               23,300
Shaw Corp.                         CL B NVT   82028K-20-0        1,325          37           X         1                   37
Sierra Wireless                    common     826516-10-6      139,950       5,000           X         1      4,600     4,600
Steinway Musical Inst.             common     858495-10-4   27,768,518   1,543,553      X              0  1,543,553
Suiza Foods Corp.                  common     865077-10-1   74,806,961   1,439,980      X              0  1,439,980
Tangram Enterprise                 common     875924-10-2          785         770      X              0        770
Telesystem Intl.                   Sub. VTG   879946-10-1       43,621      24,100           X         1               24,100
Tesco Corp.                        common     88157K-10-1       18,126      10,600           X         1               10,600
TLC Laser Eye                      common     87255E-10-8      138,040      11,600           X         1               11,600
Vasogen                            common     92232F-10-3      129,500      14,000           X         1               12,600
Walker Interactive Syst            common     931664-10-6       27,948      43,669      X              0     43,669
Westaim Corp                       common     956909-10-5      246,645      24,300           X         1               22,300
Zi Corporation                     common     988918-10-8      128,760      11,600           X         1               10,800

TOTALS                                                     247,552,615  10,633,664                        9,098,091 1,054,226
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